3. PROPERTY AND EQUIPMENT (December 2016 Note) (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment
Property and equipment
				Estimated
		Accumulated	Net Book	Useful Life
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	11,385	$2,366	3 Years
Software (Video System)	19,061	19,061	–	5 Years
Construction in Process	873,111		873,111
	$905,923	30,446	$875,477

				Estimated
		Accumulated	Net Book	Useful
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	9,085	$4,666	3 Years
Software (Video System)	19,061	17,154	1,907	5 Years
Construction in Process	970,847		970,847
	$1,003,659	26,239	$977,420